Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	ALPINE INCOME TRUST
CIK	dei_EntityCentralIndexKey	0001194319
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 28, 2014
Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2014
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Alpine Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Alpine Municipal Money Market Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	Alpine Municipal Money Market Fund (the “Municipal Money Market Fund”) seeks high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Municipal Money Market Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Municipal Money Market Fund is managed to seek attractive yields and seeks to maintain a stable share price of $1.00. The Fund invests in a variety of high-quality, short-term municipal securities. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the federal alternative minimum tax (“AMT”). These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.

As a money market fund, the Fund complies with U.S. Securities and Exchange Commission rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability.

Generally, municipal obligations are those whose interest is exempt from U.S. federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of AMT. For taxpayers who are subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from U.S. federal income tax. Accordingly, the Fund’s net return may be lower for those taxpayers.

The Fund may also invest its assets in the securities of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the Adviser is under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken.

There is no assurance that the Fund will meet its investment objective.

The Fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

• Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

• Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

•  Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from federal tax consistent changes in interest rates. Securities having shorter maturities generally involve less risk of fluctuation in value resulting from changes in interest rates, but generally have yields lower than securities having longer maturities. Securities having shorter maturities are also subject to reinvestment risk, which is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

• Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•  Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•  Market Risk — General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline.

• Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

• Municipal Securities Risk — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

• Redemption Risk — The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

•  Regulatory Risk — The SEC continues to review the regulation of money market funds. Any changes by the SEC or legislative developments may affect the Fund’s operations, investment strategies, performance and yield.

• Tax Risk — To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the Fund from its investment in such obligations and distributed to Fund shareholders will be taxable. There is no guarantee that all of the Fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

• Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

•  Yield Risk — The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Fund’s yield.

May Lose Money	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance. The Adviser may voluntarily waive a portion of its fees from time to time. Investment performance reflects the waiver of certain fees. Without the voluntary waiver of fees, the Fund’s yield and total return would have been lower. These voluntary waivers may be discontinued at any time. The chart and table assume reinvestment of dividends and distributions. Past performance is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-785-5578
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	Alpine Municipal Money Market Fund Total Returns as of 12/31 Each Year Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best and Worst Quarter Results

During the periods shown in the Chart for the Fund

Best Quarter		Worst Quarter
0.93%	9/30/2007	0.01%	9/30/2013

The 7-day yield for the period ended December 31, 2013 for the Municipal Money Market Fund was 0.01%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield Caption	rr_MoneyMarketSevenDayYieldCaption	7-day yield for the period
7-Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Alpine Municipal Money Market Fund | Lipper Tax-Exempt Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.05%
10 Years	rr_AverageAnnualReturnYear10	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2002
Alpine Municipal Money Market Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMUXX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	58
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	183
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	318
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	713
2004	rr_AnnualReturn2004	1.19%
2005	rr_AnnualReturn2005	2.46%
2006	rr_AnnualReturn2006	3.43%
2007	rr_AnnualReturn2007	3.65%
2008	rr_AnnualReturn2008	2.67%
2009	rr_AnnualReturn2009	0.76%
2010	rr_AnnualReturn2010	0.21%
2011	rr_AnnualReturn2011	0.15%
2012	rr_AnnualReturn2012	0.10%
2013	rr_AnnualReturn2013	0.03%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.25%
10 Years	rr_AverageAnnualReturnYear10	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2002
Alpine Ultra Short Tax Optimized Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Alpine Ultra Short Tax Optimized Income Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	Alpine Ultra Short Tax Optimized Income Fund (the “Ultra Short Fund”) seeks high after-tax current income consistent with preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	185.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	250,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Ultra Short Fund invests its assets in a combination of tax-exempt obligations and taxable debt obligations. Under normal circumstances, the Fund invests at least 80% of its net assets in tax-exempt obligations. Tax-exempt obligations include municipal obligations that pay interest that is free from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)). In addition, the Fund may invest in taxable debt obligations, including, but not limited to, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, U.S. corporate debt obligations, mortgage-related and asset-backed securities and money market instruments.

In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity, but under normal market conditions, it is expected that the Fund’s average portfolio maturity, at the time of investment, will range from 30 days to 3 years. The obligations in which the Fund invests must, at the time of investment, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

The Fund’s investment strategies may result in a portfolio turnover rate in excess of 150% on an annual basis.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

• Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

• Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

• Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates. Securities having shorter maturities generally involve less risk of fluctuation in value resulting from changes in interest rates, but generally have yields lower than securities having longer maturities. Securities having shorter maturities are also subject to reinvestment risk, which is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

•  Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•  Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, it may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•  Market Risk — General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline.

• Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

• Municipal Securities Risk — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

• Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•  Puerto Rico and U.S. Territories Risk — Because the Fund invests in the municipal securities of U.S. territories, and currently invests in Puerto Rican municipal securities, events in Puerto Rico are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to Puerto Rico’s municipal issuers. As with Puerto Rican municipal securities, events in any of the other territories where the Fund is invested may affect the Fund’s investments and its performance.

• Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. The Fund’s tax-efficient strategies may reduce the taxable income of the Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Fund will achieve its investment objective.

• Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

• Yield Risk — The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

May Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. The Adviser may voluntarily waive a portion of its fees from time to time. Investment performance reflects the waiver of certain fees. Without the voluntary waiver of fees, the Fund’s total return would have been lower. These voluntary waivers may be discontinued at any time. The chart and table assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-785-5578
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart, Heading	rr_BarChartHeading	Alpine Ultra Short Tax Optimized Income Fund Total Returns as of 12/31 Each Year Institutional Class
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
1.14%	12/31/2007	(0.58)%	6/30/04

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.58%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Alpine Ultra Short Tax Optimized Income Fund | Lipper Short Municipal Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.18%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%	[2]
Alpine Ultra Short Tax Optimized Income Fund | Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.80%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Alpine Ultra Short Tax Optimized Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATOAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%	[3]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	rr_RedemptionFeeOverRedemption	(0.25%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	146
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	391
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	656
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,412
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2004
Alpine Ultra Short Tax Optimized Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATOIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	rr_RedemptionFeeOverRedemption	(0.25%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	72
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	266
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	476
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,081
2004	rr_AnnualReturn2004	1.74%
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	4.08%
2007	rr_AnnualReturn2007	4.15%
2008	rr_AnnualReturn2008	3.58%
2009	rr_AnnualReturn2009	3.27%
2010	rr_AnnualReturn2010	1.30%
2011	rr_AnnualReturn2011	1.91%
2012	rr_AnnualReturn2012	0.70%
2013	rr_AnnualReturn2013	0.46%
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2002
Alpine Ultra Short Tax Optimized Income Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Alpine Ultra Short Tax Optimized Income Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.50%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Alpine High Yield Managed Duration Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Alpine High Yield Managed Duration Municipal Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	Alpine High Yield Managed Duration Municipal Fund (the “High Yield Municipal Fund”) seeks a high level of current income exempt from federal income tax.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period June 3, 2013 to October 31, 2013, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	117.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the High Yield Municipal Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal obligations that are exempt from federal income tax (including securities subject to the alternative minimum tax ("AMT")).

The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. If this is the case, the Fund’s net return to those investors may be lower than to investors not subject to the AMT. The interest income distributed by the Fund that is derived from certain tax-exempt municipal obligations may be subject to the federal AMT for individuals and corporations. There is no limitation on the portion of the Fund’s assets that may be invested in municipal obligations subject to the AMT. An investor should consult his or her tax adviser for more information.

The Fund has a flexible investment strategy and may invest in obligations of any credit quality and duration. Under normal circumstances, the Fund invests at least 50% of its assets in municipal bonds rated BBB or lower by Standard & Poor’s, a subsidiary or The McGraw Hill Companies, inc. or Baa or lower by Moody’s Investors Service, Inc., at the time of investment, by independent rating agencies or the unrated equivalent as determined by the Adviser. Split rated bonds will be considered to have the higher credit rating. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. Municipal bonds in which the Fund may invest include, but are not limited to, general obligation bonds, revenue bonds, private activity bonds, moral obligation bonds, municipal notes, municipal commercial paper, municipal lease obligations and tender option bonds. Revenue obligations may include, but are not limited to, industrial development, pollution control, public utility, housing, and health care issues. Tender option bonds are created when a holder deposits tax-exempt or other bonds into a special purpose trust (“TOB trust”). The TOB trust issues two types of securities: floating rate notes (“floaters” or “TOBs”) and a residual security junior to the floaters (“inverse floaters”). The Fund does not intend to deposit bonds into a TOB trust, but may invest in the variable rate securities issued by TOB trusts.

The Fund seeks to maintain an effective portfolio duration between 2 and 7 years, however, it can buy securities of any maturity. The Adviser expects to increase or decrease the portfolio's effective duration based on its outlook for the market and interest rates. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by approximately 3% if interest rates rise 1% and increase in value by approximately 3% if interest rates fall 1%. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet the target at all times.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that makes payments only from a state’s interest in the Master Settlement Agreement.

The Fund may invest in U.S. Treasuries for defensive investment purposes.

The Fund can borrow up to one-third of its assets (including the amount borrowed) from banks. It can use those borrowings for a number of purposes, including for purchasing securities (or leverage), to meet redemption obligations, and for temporary and emergency purposes. However, the Fund does not intend to use leverage more than, in the aggregate, up to 10% of the value of its total assets to increase its holdings of portfolio securities.

In selecting investments for the Fund, the Adviser generally looks for a wide range of U.S. issuers and securities that provide high current income, including unrated bonds and securities of smaller issuers that offer high current income and might be overlooked by other investors and funds. The Adviser also focuses on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities. The Adviser may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so. The Adviser may, at its discretion, seek long-term income instead of high current income for defensive investment or other purposes.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

•  Borrowing and Leverage Risk — When the Fund borrows for leverage, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. The costs of borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than the borrowing costs.

•  Credit Risk — The credit quality and liquidity of the Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

•  Debt Securities Risk — Debt securities, such as bonds, involve credit risk and interest rate risk. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

•  Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

•  Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates. Securities having shorter maturities generally involve less risk of fluctuations in the value resulting from changes in interest rates, but generally have lower yields than securities having longer maturities. Securities having shorter maturities are also subject to reinvestment risk, which is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

•  Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

•  Junk Bond Risk — Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

•  Land-Secured or “Dirt” Bonds Risk — These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

•  Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•  Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

•  Market Risk — General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline.

•  Medium- and Lower-Grade Municipal Securities Risk — Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk, management risk, and regulatory risk. Furthermore, many medium- and lower-grade securities are not listed for trading on any national securities exchange and many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization.

•  Municipal Market Volatility and Illiquidity Risk — The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.

•  Municipal Sector Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

•  Municipal Securities Risk — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

•  Puerto Rico and U.S. Territories Risk — Because the Fund invests in the municipal securities of U.S. territories, and currently invests in Puerto Rican municipal securities, events in Puerto Rico are likely to affect the Fund’s investments and its performance. These events may include economic or political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to Puerto Rico’s municipal issuers. As with Puerto Rican municipal securities, events in any of the other territories where the Fund is invested may affect the Fund’s investments and its performance.

•  Tax Risk — To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the Fund from its investment in such obligations and distributed to Fund shareholders will be taxable. There is no guarantee that all of the Fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•  Tender Option Bonds Risk — Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.

•  Tobacco Related Bonds Risk — In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the “MSA”), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state. The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.

May Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Once the Fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Alpine High Yield Managed Duration Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAHMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	rr_RedemptionFeeOverRedemption	(0.75%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	359
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	769
Alpine High Yield Managed Duration Municipal Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AHYMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	rr_RedemptionFeeOverRedemption	(0.75%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	87
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 455

[1]	The Lipper Tax Exempt Money Market Funds Average reflects a return from December 31, 2002 to December 31, 2013.
[2]	The Lipper Short Municipal Debt Funds Average reflects a return from December 31, 2002 to December 31, 2013.
[3]	The 0.50% sales charge may be waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Fund's Distributor, and for purchases of $250,000 or greater.
[4]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.95% of the average net assets of the Class A shares and 0.70% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to February 28, 2015 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.
[5]	Alpine Woods Capital Investors, LLC (the "Adviser") has agreed contractually to waive its fees and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, where applicable, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.05% of the average net assets of Class A shares and 0.80% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to February 28, 2015 without the Board of Trustees' consent. Total annual fund operating expenses after fee waiver and/or expense reimbursements exceed the expense cap by 0.05% as a result of acquired fund fees and expenses. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.